Consolidated Statement Of Financial Position $ in Thousands, ₩ in Millions		Dec. 31, 2020 KRW (₩)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
ASSETS
Cash and due from financial institutions		₩ 25,608,842		$ 23,578,497	₩ 20,837,878
Financial assets at fair value through profit or loss		61,035,455		56,196,385	53,549,086
Derivative financial assets		5,545,385		5,105,730	3,190,673
Loans measured at amortized cost		377,166,984		347,264,074	339,684,059
Financial investments		98,695,426		90,870,562	71,782,606
Investments in associates and joint ventures		771,435	[1]	710,274	598,240	[1]
Property and equipment		5,433,554		5,002,766	5,067,377
Investment property		2,533,539		2,332,673	2,827,988
Intangible assets		3,351,133		3,085,445	2,737,813
Net defined benefit assets		2,845		2,620	946
Current income tax assets		109,772		101,069	19,095
Deferred income tax assets		65,058		59,900	3,597
Assets held for sale		197,727		182,051	23,151
Other assets		30,155,037		27,764,256	18,215,608
Total assets		610,672,192	[2]	562,256,302	518,538,117	[2]
LIABILITIES
Financial liabilities at fair value through profit or loss		11,810,058		10,873,722	15,368,153
Derivative financial liabilities		5,222,897		4,808,810	3,007,341
Deposits		338,580,220		311,736,583	305,592,771
Borrowings		49,827,156		45,876,712	37,818,860
Debentures		62,760,687		57,784,835	50,935,583
Provisions		714,903		658,223	527,929
Net defined benefit liabilities		248,226		228,546	253,989
Current income tax liabilities		764,981		704,331	432,431
Deferred income tax liabilities		1,162,286		1,070,137	777,793
Insurance liabilities		54,415,296		50,101,091	34,966,683
Other liabilities		41,804,023		38,489,677	29,737,259
Total liabilities		567,310,733	[2]	522,332,667	479,418,792	[2]
TOTAL EQUITY
Share capital		2,090,558		1,924,812	2,090,558
Hybrid securities		1,695,988		1,561,525	399,205
Capital surplus		16,723,589		15,397,693	17,122,777
Accumulated other comprehensive income		612,337		563,789	348,021
Retained earnings		22,517,392	[3]	20,732,148	19,709,545
Treasury shares		(1,136,188)		(1,046,108)	(1,136,188)
Equity attributable to shareholders of the parent company		42,503,676		39,133,859	38,533,918
Non-controlling interests		857,783		789,776	585,407
Total equity	[4]	43,361,459		39,923,635	39,119,325
Total liabilities and equity		₩ 610,672,192		$ 562,256,302	₩ 518,538,117

[1]	Gains on disposal of investments in associates and joint ventures amount to KRW 1,423 million KRW 24,768 million for the years ended December 31, 2019 and 2020, respectively.
[2]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.
[3]	Retained earnings restricted for dividend at subsidiaries level pursuant to law and regulations amounts to KRW 3,587,439 million as of December 31, 2020.
[4]	The consolidated statements of changes in equity for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.